Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consist of the following.

(in millions)	2018	2017
Gross deferred income tax assets
Regulatory liabilities	$635	$596
Tax loss and credit carryforwards	522	571
Employee future benefits	153	143
Unrealized foreign exchange losses on long-term debt	69	28
Other	76	51
	1,455	1,389
Valuation allowance	(56)	(44)
Net deferred income tax asset	$1,399	$1,345

Gross deferred income tax liabilities
PPE	$(3,780)	$(3,353)
Regulatory assets	(203)	(203)
Intangible assets	(102)	(87)
	(4,085)	(3,643)
Net deferred income tax liability	$(2,686)	$(2,298)

Schedule of Unrecognized Tax Benefits	Unrecognized Tax Benefits

(in millions)	2018	2017
Beginning of year	$28	$23
Additions related to the current year	6	13
Adjustments related to prior years and U.S. Tax Reform	4	(8)
End of year	$38	$28

Schedule of Components of Income Tax Expense
Income Tax Expense

(in millions)	2018	2017
Canadian
Earnings before income tax expense	$376	$461

Current income tax	51	41
Deferred income tax	(25)	16
Total Canadian	$26	$57

Foreign
Earnings before income tax expense	$1,075	$1,252

Current income tax	(22)	3
Deferred income tax	161	528
Total Foreign	$139	$531
Income tax expense	$165	$588

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

(in millions, except %)	2018	2017
Earnings before income tax expense	$1,451	$1,713
Combined Canadian federal and provincial statutory income tax rate	28.5%	28.0%
Expected federal and provincial taxes at statutory rate	$414	$480
Increase (decrease) resulting from:
Enactment of U.S. Tax Reform (1)	—	168
Foreign and other statutory rate differentials	(110)	31
Remeasurement of deferred tax liabilities	(44)	—
AFUDC	(14)	(26)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(34)	(26)
Items capitalized for accounting purposes but expensed for income tax purposes	(21)	(21)
Other	(26)	(18)
Income tax expense	$165	$588
Effective tax rate	11.4%	34.3%

(1)
In 2017 the Tax Cuts and Jobs Act implemented significant changes to U.S. tax legislation, including a reduction in the U.S. federal corporate income tax from 35% to 21%, effective January 1, 2018. The Corporation's U.S. utilities and holding companies were required to remeasure their deferred tax assets and liabilities at the new corporate income tax rate as at the date of enactment. The one-time remeasurement resulted in an unfavourable earnings impact of $168 million recognized in deferred income tax expense ($146 million after non-controlling interest).

Summary of Operating Loss Carryforwards
Income Tax Carryforwards

(in millions)	Expiring Year	2018
Canadian
Capital loss	n/a	$59
Non-capital loss	2025-2038	387
Other tax credits	2026-2037	2
		448
Unrecognized		(15)
		433
Foreign
Federal and state net operating loss	2022-2038	2,130
Other tax credits	2021-2038	115
		2,245
Total income tax carryforwards recognized as at December 31		$2,678

Summary of Tax Carryforward Amounts
Income Tax Carryforwards

(in millions)	Expiring Year	2018
Canadian
Capital loss	n/a	$59
Non-capital loss	2025-2038	387
Other tax credits	2026-2037	2
		448
Unrecognized		(15)
		433
Foreign
Federal and state net operating loss	2022-2038	2,130
Other tax credits	2021-2038	115
		2,245
Total income tax carryforwards recognized as at December 31		$2,678